Document and Entity Information	Aug. 23, 2022
Cover [Abstract]
Entity Registrant Name	Seagate Technology Holdings plc
Amendment Flag	true
Entity Central Index Key	0001137789
Document Type	8-K/A
Document Period End Date	Aug. 23, 2022
Entity Incorporation State Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-1597419
Entity Address, Address Line One	38/39 Fitzwilliam Square
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 NX53
City Area Code	(353) (1)
Local Phone Number	234-3136
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value $0.00001 per share
Trading Symbol	STX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On August 23, 2022, Seagate Technology Holdings plc (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) disclosing that the Board of Directors (the “Board”) of the Company appointed Richard (Rick) Clemmer to serve as a director of the Company. At the time, the Company had not made any determinations regarding any Board committee assignments for Mr. Clemmer. The Company hereby amends the Original Filing to report that Mr. Clemmer has been appointed to the Company’s Nominating and Corporate Governance Committee, effective October 24, 2022. No other disclosures reported in the Original Filing are amended by this Form 8-K/A.